Trade Payables and Other Liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Schedule of current and noncurrent trade and other payables

(in millions)	December 31, 2023	December 31, 2022
Current:
Trade payables	$511	$532
Accrued expenses	496	573
Contract liabilities(1)	895	592
Advances and deposits(2)	68	93
Payable for property, plant and equipment and Intangible Assets	282	961
Other(3)	97	98
Total	$2,349	$2,849
Non-current:
Payable for Intangible Assets	76	92
Contract liabilities(1)	1,088	1,326
Other(3)	26	56
Total	$1,190	$1,474
(1)Contract liabilities comprises contract liabilities for payments received in advance of the satisfaction of performance obligations for wafers, as well as NRE services.
(2)Advances and deposits include advances from customers of $22 million (2022: $73 million) collected for purchase orders.
(3)Other includes other financial liabilities, due from related parties, deferred tax liabilities and non-current advances and deposits. See Note 10 for further details on other financial liabilities.
The following table presents the activities in contract liabilities for the years ended December 31, 2023 and 2022:

(in millions)	December 31, 2023	December 31, 2022
Beginning contract liabilities balance	$1,918	$1,901
Cash receipts in advance of satisfaction of performance obligations	805	1,189
Released to the consolidated statements of operations (1)	(759)	(951)
Amounts credited to customers	—	(221)
Other(2)	19	—
Ending contract liabilities balance	$1,983	$1,918

Current	$895	$592
Non-current	1,088	1,326
Total	$1,983	$1,918
(1)Of revenue released to the consolidated statements of operations for the years ended December 31, 2023 and 2022, $476 million and $522 million, respectively were included in the beginning balance of the contract liabilities.
(2)Includes $19 million reclassification from accrued liabilities to contract liabilities.

Explanation of significant changes in contract assets and contract liabilities
The following table presents the activities in contract liabilities for the years ended December 31, 2023 and 2022:

(in millions)	December 31, 2023	December 31, 2022
Beginning contract liabilities balance	$1,918	$1,901
Cash receipts in advance of satisfaction of performance obligations	805	1,189
Released to the consolidated statements of operations (1)	(759)	(951)
Amounts credited to customers	—	(221)
Other(2)	19	—
Ending contract liabilities balance	$1,983	$1,918

Current	$895	$592
Non-current	1,088	1,326
Total	$1,983	$1,918
(1)Of revenue released to the consolidated statements of operations for the years ended December 31, 2023 and 2022, $476 million and $522 million, respectively were included in the beginning balance of the contract liabilities.
(2)Includes $19 million reclassification from accrued liabilities to contract liabilities.